Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Jan. 01, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Business And Summary Of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies
Basis of Consolidation. Carrols Restaurant Group, Inc. (“Carrols Restaurant Group”) is a holding company and conducts all of its operations through Carrols Corporation (“Carrols”) and its wholly-owned subsidiaries. The consolidated financial statements presented herein include the accounts of Carrols Restaurant Group and its wholly-owned subsidiary Carrols. In April 2011, Fiesta Restaurant Group, Inc. (“Fiesta Restaurant Group” or "Fiesta"), a wholly owned subsidiary of Carrols, was incorporated. In May 2011, Carrols contributed all of the outstanding capital stock of Pollo Operations, Inc. and Pollo Franchise Inc. (collectively “Pollo Tropical”) and Taco Cabana Inc. and subsidiaries (collectively “Taco Cabana”) to Fiesta Restaurant Group in exchange for all of the outstanding capital stock of Fiesta Restaurant Group. Any reference to “Carrols LLC” refers to Carrols’ wholly-owned subsidiary, Carrols LLC, a Delaware limited liability company. Unless the context otherwise requires, Carrols Restaurant Group, Carrols and the direct and indirect subsidiaries of Carrols are collectively referred to as the “Company.” All intercompany transactions have been eliminated in consolidation.
Business Description. At January 1, 2012 the Company operated, as franchisee, 298 restaurants under the trade name “Burger King” in 12 Northeastern, Midwestern and Southeastern states.
Recast of Financial Information for Discontinued Operations. On May 7, 2012, the Company completed the spin-off of Fiesta Restaurant Group, Inc., through a pro-rata dividend to the stockholders of Carrols Restaurant Group of all of the outstanding shares of Fiesta's common stock (the "Spin-off"). Fiesta Restaurant Group owns and operates the Pollo Tropical and Taco Cabana businesses and the Company, Carrols and Carrols LLC owns and operates its franchised Burger King restaurants.
As a result, the consolidated statements of operations and comprehensive income and statements of cash flows related to Fiesta have been presented as discontinued operations for all periods presented.
Fiscal Year. The Company uses a 52-53 week fiscal year ending on the Sunday closest to December 31. The fiscal years ended January 1, 2012 and January 2, 2011 each contained 52 weeks and the fiscal year ended January 3, 2010 contained 53 weeks.
Use of Estimates. The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include: accrued occupancy costs, insurance liabilities, evaluation for impairment of goodwill, long-lived assets and franchise rights and lease accounting matters. Actual results could differ from those estimates.
Cash and Cash Equivalents. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Inventories. Inventories, primarily consisting of food and paper, are stated at the lower of cost (first-in, first-out) or market.
Property and Equipment. The Company capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost. Repair and maintenance activities are expensed as incurred. Depreciation and amortization is provided using the straight-line method over the following estimated useful lives:

Owned buildings	5 to 30 years
Equipment	3 to 7 years
Computer hardware and software	3 to 7 years
Assets subject to capital leases	Shorter of useful life or lease term
Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Company includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Company amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option. Building costs incurred for new restaurants on leased land are depreciated over the lease term, which is generally a 20-year period.
Franchise Rights. For its previous Burger King restaurant acquisitions, the Company generally allocated to franchise rights, an intangible asset, the excess of purchase price and related costs over the value assigned to the net tangible and intangible assets acquired. Amounts allocated to franchise rights for each acquisition are amortized using the straight-line method over the average remaining term of the acquired franchise agreements plus one twenty year renewal period.
Burger King Franchise Agreements. Fees for initial franchises and renewals are amortized using the straight-line method over the term of the agreement, which is generally twenty years.
Goodwill. Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is tested for impairment at least annually as of the fiscal year end.
Long-Lived Assets. The Company assesses the recoverability of property and equipment, franchise rights and intangible assets by determining whether the carrying value of these assets can be recovered over their respective remaining lives through undiscounted future operating cash flows. Impairment is reviewed whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable.
Deferred Financing Costs. Financing costs (included in other assets) incurred in obtaining long-term debt and lease financing obligations are capitalized and amortized over the life of the related obligation as interest expense using the effective interest method.
Leases. All leases are reviewed for capital or operating classification at their inception. The majority of the Company’s leases are operating leases. Many of the lease agreements contain rent holidays, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option periods included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are generally not considered minimum rent payments but are recognized as rent expense when incurred.
Lease Financing Obligations. Lease financing obligations pertain to real estate sale-leaseback transactions accounted for under the financing method. The assets (land and building) subject to these obligations remain on the Company’s consolidated balance sheet at their historical costs and such assets (excluding land) continue to be depreciated over their remaining useful lives. The proceeds received by the Company from these transactions are recorded as lease financing obligations and the lease payments are applied as payments of principal and interest. The selection of the interest rate on lease financing obligations is evaluated at inception of the lease based on the Company’s incremental borrowing rate adjusted to the rate required to prevent recognition of a non-cash loss or negative amortization of the obligation through the end of the primary lease term.
Revenue Recognition. Revenues from Company owned and operated restaurants are recognized when payment is tendered at the time of sale.
Unearned Purchase Discounts. Unearned purchase discounts are amortized as a reduction of cost of sales either over the life of the supplier contract or the estimated purchase commitment period. In 2000, Burger King Corporation arranged for the Coca-Cola Company and Dr. Pepper/Seven-Up, Inc. to provide funding to franchisees in connection with certain initiatives to upgrade restaurants. The Company received approximately $19.8 million in 2000 and $1.6 million in 2001 under this arrangement with these suppliers. The total amount of these purchase discounts amortized for the year ended January 3, 2010 was $2.2 million. As of January 3, 2010 these purchase discounts were fully amortized.
Income Taxes. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company and its subsidiary file a consolidated federal income tax return.
Advertising Costs. All advertising costs are expensed as incurred.
Cost of Sales. The Company includes the cost of food, beverage and paper, net of any discounts, in cost of sales.
Pre-opening Costs. The Company’s pre-opening costs are expensed as incurred and generally include payroll costs associated with opening the new restaurant, rent and promotional costs.
Insurance. The Company is insured for workers’ compensation, general liability and medical insurance claims under policies where it pays all claims, subject to stop-loss limitations both for individual claims and claims in the aggregate. Losses are accrued based upon the Company’s estimates of the aggregate liability for claims based on Company experience and certain actuarial methods used to measure such estimates. The Company does not discount any of its self-insurance obligations.
Fair Value of Financial Instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value as follows: Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities; and Level 3 inputs are unobservable and reflect our own assumptions. The following methods were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate the fair value:

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Current Assets and Liabilities. The carrying value of cash, trade and other receivables, accounts payable and accrued liabilities approximates fair value because of the short maturity of those instruments, which are considered Level 1.

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Carrols Senior Subordinated Notes. The fair values of Carrols outstanding senior subordinated notes were based on quoted market prices which are considered Level 2. The fair value at January 2, 2011 was approximately $165.4 million.

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Fiesta Restaurant Group 8.875% Senior Secured Second Lien Notes due 2016. The fair value of outstanding Fiesta Restaurant Group senior secured second lien notes is based on recent trading values which are considered Level 2, and at January 1, 2012 was approximately $199.5 million.

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Revolving and Term Loan Credit Facilities. Based upon the rates and other terms of the credit facilities entered into in the last six months of 2011 which are considered Level 3, the amount of the outstanding borrowings under the Carrols LLC senior secured credit facility approximated fair value at January 1, 2012.

See Note 5 for discussion of the fair value measurement of non-financial assets.
Derivative Financial Instruments. The Company recognizes derivatives on the balance sheet at fair value. The Company’s only derivative is an interest rate swap and it has been designated as a cash flow hedge; therefore, the effective portion of the changes in the fair value of this arrangement will be recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of the changes in the fair value of this arrangement will be immediately recognized in earnings. The Company classifies cash inflows and outflows from derivatives within operating activities on the statement of cash flows.
One of the Company’s objectives for utilizing derivative instruments is to reduce its exposure to fluctuations in cash flows due to changes in the variable interest rates of certain borrowings issued under the Carrols LLC senior secured credit facility, as also required by the Carrols LLC senior secured credit facility. The Company’s strategy to achieve that objective involves entering into interest rate swaps that are specifically designated to the Carrols LLC senior secured credit facility and accounted for as cash flow hedges.
Net Income per Share. Basic net income per share is computed by dividing net income for the period by the weighted average number of common shares outstanding during the period. Diluted net income per share is computed by dividing net income for the period by the weighted average number of common shares outstanding plus the dilutive effect of outstanding stock options using the treasury stock method.
Stock-Based Compensation. The Company applies the Black-Scholes valuation model in determining the fair value of stock options granted to employees, which is then amortized on a straight-line basis to compensation expense over the requisite service period. For restricted stock awards, the fair market value of the award, determined based upon the closing value of the Company’s stock price on the grant date, is recorded to compensation expense on a straight-line basis over the requisite service period.
The Company has adopted an incentive stock plan under which incentive stock options, non-qualified stock options and non-vested shares may be granted to employees and non-employee directors. On an annual basis, the Company has granted incentive stock options, non-qualified stock options and non-vested shares under these plans. The stock options granted generally vest at 20% per year and expire seven years from the date of grant. Non-vested shares granted to certain restaurant employees generally vest 100% after three years, non-vested shares granted to corporate employees generally vest 25% per year over four years and non-vested shares granted to non-employee directors generally vest at varying rates over two to five years. Stock-based compensation related to these grants totaled $1.0 million, $0.9 million and $0.9 million in 2011, 2010 and 2009, respectively.
There were no stock options granted in 2011. The weighted average fair-value of the options granted in 2010 and 2009 was $3.03 and $1.19, respectively, which was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2009
Risk-free interest rate	2.32%	1.36%
Annual dividend yield	—	—
Expected term	4.8 years	4.8 years
Expected volatility	53%	49%
The assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, and the expected term of the award. The risk-free rate of interest was based on the zero coupon U.S. Treasury bond rates appropriate for the expected term of the award. There are no expected dividends as the Company does not currently plan to pay dividends on its common stock. Expected stock price volatility was based on the expected volatility of a peer group that had actively traded stock during the period immediately preceding the share-based award grant. The expected term is estimated by using the actual contractual term of the awards and the expected length of time for the employees to exercise the awards. Compensation expense is recognized only for those options expected to vest, with forfeitures estimated based on the Company’s historical experience and future expectations. Also see Note 12 to the consolidated financial statements.
Gift cards. The Company sells gift cards to its customers in its restaurants and through selected third parties. The Company recognizes revenue from gift cards upon redemption by the customer. Proceeds from the sale of gift cards at the Company’s restaurants are remitted to Burger King Corporation.
Segment Information. Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker currently evaluates the Company's operations from a number of different operational perspectives including but not limited to a restaurant-by-restaurant basis. The Company derives all significant revenues from a single reportable operating segment of business. Accordingly, the Company views it operating results of its Burger King restaurants as one segment.
Subsequent Events. The Company reviewed and evaluated for subsequent events through the issuance date of the Company’s financial statements.
Recent Accounting Pronouncements.
In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The guidance provides entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. The Company is evaluating the impact of this guidance on its annual testing for goodwill impairment in 2012.
In September 2011, the FASB issued guidance on the presentation of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives: (1) to present items of net income and other comprehensive income in one continuous statement; or (2) in two separate, but consecutive, statements of net income and other comprehensive income.
The Company retrospectively adopted this amendment effective December 29, 2008. The adoption of this amendment resulted in the Company changing its current presentation of comprehensive income so that the components of net income and other comprehensive income are presented in a single continuous statement. The adoption of this amendment did not have any impact on the Company's consolidated financial position or results of operations.